Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jul. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment			1		1
Other-than-temporary fair value adjustments of available-for-sale securities, recognized in earnings	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred offering costs	1,660,000	0	1,660,000	0	0.0	300,000
Off-balance sheet risks, assets	0		0		0	0
Off-balance sheet risks, liabilities	0		0		0	0
Depreciation expense			3,080,000	1,814,000	2,772,000	1,726,000
Impairment charges recorded on long-lived assets	0	0	0		0	0
Cumulative effect of adoption	$ (269,070,000)	$ (170,088,000)	$ (269,070,000)	(170,088,000)	$ (192,833,000)	$ (108,991,000)	$ (234,838,000)	$ (148,314,000)	$ (60,420,000)
Offering expenses				$ 1,900,000
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Date of adoption	Jan. 01, 2020		Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true		true
ASU 2017-11
Summary Of Significant Accounting Policies [Line Items]
Date of adoption	Jan. 01, 2020		Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true		true
ASU 2018-13
Summary Of Significant Accounting Policies [Line Items]
Date of adoption	Jan. 01, 2020		Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true		true
ASU 2018-07
Summary Of Significant Accounting Policies [Line Items]
Date of adoption	Jan. 01, 2019		Jan. 01, 2019		Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true		true		true
ASU 2016-18
Summary Of Significant Accounting Policies [Line Items]
Date of adoption					Jan. 01, 2018
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]					true
ASU 2014-09
Summary Of Significant Accounting Policies [Line Items]
Date of adoption	Jan. 01, 2019		Jan. 01, 2019		Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true		true
ASU 2018-18
Summary Of Significant Accounting Policies [Line Items]
Date of adoption	Jan. 01, 2019		Jan. 01, 2019		Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true		true
ASU 2017-09
Summary Of Significant Accounting Policies [Line Items]
Date of adoption					Jan. 01, 2018
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]					true
Construction In Progress
Summary Of Significant Accounting Policies [Line Items]
Depreciation expense			$ 0		$ 0
Term Loan
Summary Of Significant Accounting Policies [Line Items]
Deferred financing costs	$ 100,000		$ 100,000		$ 100,000
Revenue Benchmark | Jazz Pharmaceuticals Ireland Limited | Revenue from Rights Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	19.00%	100.00%	40.00%	100.00%	100.00%
Revenue Benchmark | Sarepta Therapeutics | Revenue from Rights Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	81.00%		60.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Maximum | ASU 2018-07 | Impact of Adoption
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of adoption	$ 100,000		$ 100,000		$ 100,000